STOCK OPTION RESERVE (Details Narrative) $ / shares in Units, $ in Millions								3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2023 $ / shares shares	Mar. 29, 2023 shares	Jul. 27, 2022 $ / shares shares	Jun. 08, 2022 $ / shares shares	Feb. 15, 2022 $ / shares shares	Jan. 19, 2022 $ / shares shares	Jan. 13, 2021 $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares available for awards	746,120
Exercisable price | $ / shares	$ 2.92
Equity incentive plan increased shares	879,180	2,880,992
Ordinary shares outstanding percentage	5.00%
Issued and outstanding ordinary shares percentage		16.00%
Reserved shares								2,880,992		2,880,992
Reserved for awards previously granted shares								2,342,160		2,342,160
Shares remained available for future awards										538,832
Expiration date	Mar. 30, 2033
Number of shares purchased	14,600
Number of shares available for granted	87,600
Total of stock options granted to employees	651,020
Stock options granted to consultant	7,500
Share based compensation expense | $								$ 0.7	$ 1.2	$ 1.5	$ 2.4
Vested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding													7,500
Unvested Options [Member]
IfrsStatementLineItems [Line Items]
Options outstanding													738,620
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Option issued							350,000
Consultants [Member]
IfrsStatementLineItems [Line Items]
Option issued							518,000
Equity Incentive Plan 2021 [Member]
IfrsStatementLineItems [Line Items]
Option issued							868,000
Exercise price | $ / shares							$ 17.75
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards							243,000
Fair value per share | $ / shares							$ 17.75
Compensation expense | $												$ 4.3
Amended And Restated 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards						302,000
Fair value per share | $ / shares						$ 10.22
Share based compensation expense | $										$ 2.6
Amended And Restated 2021 Equity Incentive Plan [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards			15,900
Exercisable price | $ / shares			$ 10.06
Amended And Restated 2021 Equity Incentive Plan [Member] | Two Members [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards						13,800
Amended And Restated 2021 Equity Incentive Plan [Member] | Employees [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards						288,200
Amended And Restated 2021 Equity Incentive Plan [Member] | Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards					13,800	135,740
Fair value per share | $ / shares					$ 8.59	$ 10.22
Amended And Restated 2021 Equity Incentive Plan [Member] | Executive [Member]
IfrsStatementLineItems [Line Items]
Number of shares available for awards				50,000
Exercisable price | $ / shares				$ 11.00